Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
7.	INVENTORIES

Inventories are comprised of:

	December 31, 2014	December 31, 2013
Finished goods	353,651	800,435
Raw materials and purchased parts	186,556	409,457
Work-in-process	100,464	197,976

Total inventories	640,671	1,407,868

As of December 31, 2014 and 2013, the write-down of inventories to their net realizable value following the related market price decreases was $35,814 and $68,486, respectively.

The change in the write-downs of inventories by segment for the years ended December 31 is presented below:

	2014	2013	2012
Steel segment	(2,726)	(3,556)	14,309
Mining segment.	7,924	6,017	18,399
Energy segment	581	953	(71)

Total change in the write-down of inventories	5,779	3,414	32,637